Financial risk management and financial instruments - Financing Risk and Credit Rating (Details) - Minimum	12 Months Ended
	Jun. 30, 2023	Oct. 28, 2022
Capital allocation
Target minimum average time to maturity for long-term borrowings	2 years
Funds From Operations (FFO)/Net debt		45.00%